Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Commitments And Contingencies Disclosure [Line Items]
Operating lease, expenses	$ 2,353	¥ 16,380	¥ 12,120	¥ 6,081
Consulting Service for Lease Term within One Year
Commitments And Contingencies Disclosure [Line Items]
Future minimum payment under non-cancellable purchase commitment payment period			1 year
Future minimum payment under non-cancellable purchase commitment	495				¥ 3,449
Consulting Service for Lease Term within Two Year
Commitments And Contingencies Disclosure [Line Items]
Future minimum payment under non-cancellable purchase commitment payment period			2 years
Future minimum payment under non-cancellable purchase commitment	$ 41				¥ 285
Maximum [Member] | Office Premise [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Lease term cf contract	5 years				5 years
Minimum [Member] | Office Premise [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Lease term cf contract	6 months				6 months